Note 21 - Financial liabilities at amortized cost - Deposits from customers (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Deposits From Customers [Line Items]
Customer deposits	€ 367,312	€ 376,379
General Government [Member]
Deposits From Customers [Line Items]
Customer deposits	25,576	23,210
Demand Deposits [Member]
Deposits From Customers [Line Items]
Customer deposits	230,248	223,497
Savings Accounts [Member]
Deposits From Customers [Line Items]
Customer deposits	105,839	116,538
Repurchase Agreements [Member]
Deposits From Customers [Line Items]
Customer deposits	1,488	9,076
Subordinated Accounts [Member]
Deposits From Customers [Line Items]
Customer deposits	201	194
Other Accounts [Member]
Deposits From Customers [Line Items]
Customer deposits	3,960	3,864
Total [Member]
Deposits From Customers [Line Items]
Customer deposits	367,312	376,379
Total [Member] | Of Which: Domestic currency deposits from customers [Member]
Deposits From Customers [Line Items]
Customer deposits	179,294	184,150
Total [Member] | Of Which: Foreign currency deposits from customers [Member]
Deposits From Customers [Line Items]
Customer deposits	€ 188,018	€ 192,229